Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended		1 Months Ended	6 Months Ended	5 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Jun. 30, 2010 Citadel Broadcasting Corp. [Member] Successor [Member]	Jun. 30, 2011 Citadel Broadcasting Corp. [Member] Successor [Member]	May 31, 2010 Citadel Broadcasting Corp. [Member] Predecessor [Member]
Cash flows from operating activities:
Net income	$ 76,998	$ 21,891	$ 3,130	$ 2,101	$ 1,069,705
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	15,231	7,130	8,592	46,117	11,365
Write-off of deferred financing costs				1,048
Non-cash debt-related amounts			(439)	1,893
Reorganization items, net					(1,063,639)
Amortization of debt issuance costs/discounts	1,699	919
Loss on early extinguishment of debt	4,366
Provision for doubtful accounts	920	922	221	(647)	578
Loss on sale of assets				404	708
Loss on sale of assets or stations	33	82
Gain on exchange of assets or stations	(15,278)
Fair value adjustment of derivative instruments	(1,002)	(6,536)
Deferred income taxes	(68,443)	2,488	4,483	693	5,150
Non-cash stock-based compensation	2,142	1,016		24,216	1,881
Other	(1,318)
Gain on equity investment in Cumulus Media Partners, LLC	(11,636)
Changes in assets and liabilities:
Restricted cash	(17)	185
Accounts receivable	(1,259)	(1,449)	(5,514)	(2,599)	13,884
Trade receivable	(555)	1,442
Prepaid expenses and other current assets	2,118	(903)	(1,899)	(7,268)	(900)
Other assets	(441)	818
Accounts payable and accrued expenses	24,860	3,023	(12,705)	(11,908)	5,855
Trade payable	345	(1,528)
Other liabilities	3,571	(216)
Net cash provided by operating activities	32,334	29,284	(4,131)	54,050	44,587
Cash flows from investing activities:
Acquisitions less cash acquired	(2,024,153)
Capital expenditures	(2,885)	(2,127)
Capital expenditures			(430)	(4,128)	(3,409)
FCC license upgrade				(65)
Purchase of intangible assets		(230)
Proceeds from sale of assets or stations		196
Proceeds from sale of assets				1,953	5
Restricted cash			605	1,514	(7,773)
Other assets, net			8	128	25
Net cash used in investing activities	(2,027,038)	(2,161)	183	(598)	(11,152)
Cash flows from financing activities:
Debt issuance costs				(162)
Principal payments on other long-term obligations			(8)	(36)	(125)
Purchase of shares held in treasury				(6,575)	(5)
Principal payments on Credit Facility				(53,500)
Proceeds from issuance of 7.75% Senior Notes due 2019	610,000
Proceeds from borrowings under term loans and revolving credit facilities, net of $25.1 million debt discount	2,289,900
Repayments of borrowings under bank credit facilities	(1,214,676)	(30,353)
Proceeds from sale of equity securities	444,513
Redemption of CMP preferred stock	(41,565)
Deferred financing costs	(58,540)
Tax withholding payments on behalf of employees	(666)	(184)
Payments made to creditors pursuant to credit facility amendment		(245)
Net cash provided by (used in) financing activities	2,028,966	(30,782)	(8)	(60,273)	(130)
Increase (decrease) in cash and cash equivalents	34,262	(3,659)	(3,956)	(6,821)	33,305
Cash and cash equivalents at beginning of period	12,814	16,224	90,746	111,624	57,441
Cash and cash equivalents at end of period	47,076	12,565	86,790	104,803	90,746
Supplemental disclosures of cash flow information:
Interest paid	16,365	20,420	7,058	23,537	24,478
Income taxes paid	5,141	259	93	(469)	481
Reorganization items - cash paid for professional fees					17,651
Reorganization items - cash paid to unsecured creditors				1,514	31,911
Barter revenue - included in net revenue			1,572	9,033	7,574
Barter expenses - included in cost of revenue and selling, general and administrative expense			1,497	8,734	7,278
Issuance of notes receivable for sale of station				3,750
Trade revenue	12,752	12,435
Trade expense	$ 12,184	$ 12,259